Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income/(loss)	299,076	47,976	(270,697)
Non-cash items add/(deduct):
Depletion, depreciation, amortization and accretion	566,674	593,203	560,293
Asset impairment			781,099
Changes in fair value of derivative instruments	(242,038)	35,088	(85,163)
Deferred income tax expense/(recovery)	132,830	30,753	(274,639)
Foreign exchange on debt and working capital (gain)/loss	68,202	19,747	(7,647)
Share-based compensation - Stock Option Plan	13,486	9,213	10,297
Amortization of debt issue costs and senior note premium	968	793	(5)
Derivative settlement on senior notes	17,024	17,827	18,406
Asset disposition (gain)/loss	2,798	(367)	(87,421)
Asset retirement obligation expenditures	(19,409)	(16,606)	(19,905)
Changes in non-cash operating working capital	(52,414)	28,851	(88,929)
Cash flow from operating activities	787,197	766,478	535,689
Financing Activities
Proceeds from the issuance of shares	31,350	14,838	350,948
Cash dividends	(199,263)	(170,653)	(277,948)
Change in bank credit facility	(136,918)	(45,556)	(189,251)
Repayment of senior notes	167,497	(46,814)	359,852
Derivative settlement on senior notes	(17,024)	(17,827)	(18,406)
Changes in non-cash financing working capital	263	368	(14,727)
Cash flow from financing activities	(154,095)	(265,644)	210,468
Investing Activities
Capital and office expenditures	(817,968)	(687,905)	(865,296)
Property and land acquisitions	(18,491)	(244,837)	(185,337)
Property dispositions	203,576	365,135	245,771
Sale of marketable securities	13,300	2,482	146,898
Changes in non-cash investing working capital	(17,449)	60,604	(90,252)
Cash flow from investing activities	(637,032)	(504,521)	(748,216)
Effect of exchange rate changes on cash	2,976	1,477	1,630
Change in cash	(954)	(2,210)	(429)
Cash, beginning of year	2,990	5,200	5,629
Cash, end of year	2,036	2,990	5,200